Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, Net
4.
INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Raw materials	3,106,711	4,225,936
Finished goods	3,549,997	3,456,116
Inventories	6,656,708	7,682,052

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to nil, US$0.16 million and US$0.04 million were recorded as cost of revenues for the years ended December 31, 2022, 2023 and 2024.

As of December 31, 2024, work-in-progress included in raw materials were amounted to US$1,321,802.